Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Prepaid expenses and other current assets.
Gold bullion	$ 20.0	$ 26.2
Prepaid expenses	22.7	17.5
Stream ounces inventory	0.5	4.4
Debt issue costs	0.6	0.7
Prepaid expenses and other current assets	$ 43.8	$ 48.8